Credit risk related to accounts receivables	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Credit risk related to accounts receivables

4. Credit risk related to accounts receivables

As of March 31, 2023 and 2024, the aging analysis of accounts receivables is as follows (in thousands):

	Gross	Allowance for doubtful accounts	Net
2023
Not past due	$10,276	$(161)	$10,115
Past due by 1 to 30 days	6,081	(104)	5,977
Past due by 31 to 60 days	2,238	(91)	2,147
Past due by 61 to 90 days	1,895	(140)	1,755
Past due by 91 to 120 days (1)	2,561	(136)	2,425
Past due by more than 120 days (1)	3,888	(2,113)	1,775
Total	$26,939	$(2,745)	$24,194

(1)	The March 31, 2023 disclosure has been re-presented to disaggregate the disclosure of the past due by more than 90 days aging line to provide additional information for users in respect of the composition of the accounts receivables balance.

	Gross	Allowance for doubtful accounts	Net
2024
Not past due	$15,998	$(434)	$15,564
Past due by 1 to 30 days	4,710	(463)	4,247
Past due by 31 to 60 days	1,840	(350)	1,490
Past due by 61 to 90 days	1,568	(471)	1,097
Past due by 91 to 120 days	723	(628)	95
Past due by more than 120 days	4,169	(1,987)	2,182
Total	$29,008	$(4,333)	$24,675

The movements in the allowance for doubtful accounts are as follows (in thousands):

	2023	2024
Balance at April 1,	$5,426	$2,745
Bad debt provision	4,202	5,225
Write-offs	(6,131)	(3,542)
Foreign currency translation differences	(752)	(95)
Balance at March 31,	$2,745	$4,333

The measurement of expected credit losses is a function of the probability of default, loss given default (i.e., the magnitude of the loss if there is default) and the exposure at default. The assessment of the probability given default and loss given default is based on historical data adjusted by relevant forward-looking information. The exposure at default is represented by the asset’s gross carrying amount at the reporting date.

The Company considers a default to have occurred when a receivable is more than 90 days past due or information determined internally or obtained from external sources indicates that the customer is unlikely to pay its creditors, including the Company, in full. Amounts provided for are generally written off when there is no expectation of recovering the amount, in accordance with the Company’s write-off policy.

Overview of the Company’s exposure to credit risk from customers

The maximum exposure to credit risk at the reporting date is the gross carrying value of each receivable and loan to external parties. As of March 31, 2023 and 2024, the Company has no significant concentration of credit risk, due to its spread of customers across various operations and geographical locations.

The Company does not hold any collateral as security.

During fiscal year 2023, the Company terminated the suretyship securing its indebtedness to Standard Bank of South Africa Limited and a new agreement was entered into. Refer to note 17 to the consolidated financial statements.